Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepayments and Other Current Assets
Deposits		¥ 6,275	¥ 7,338
Prepaid advertising expense		1,392	2,223
Staff advances		3,560	2,187
Prepaid rent		2,496	1,770
Others		9,220	6,369
Prepayments and Other Current Assets	$ 3,526	¥ 22,943	¥ 19,887